Property and Equipment, Net (Tables)	12 Months Ended
Feb. 28, 2023
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Leasehold improvement	5,283	7,334	1,058
Motor vehicles	2,892	3,007	434
Electronic equipment	2,368	3,503	505
Office equipment & furniture	1,206	1,760	254
Construction in progress	5,101	7,899	1,139
Total	16,850	23,503	3,390
Less: accumulated depreciation	8,207	9,524	1,374
Property and equipment, net	8,643	13,979	2,016